Net Fair Value Gains through Profit or Loss	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net Fair Value Gains through Profit or Loss
24	NET FAIR VALUE GAINS THROUGH PROFIT OR LOSS

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Debt securities	778	2,006	(1,542)
Equity securities	18,279	(18,938)	8,179
Stock appreciation rights	(258)	343	(179)
Financial liabilities at fair value through profit or loss	(380)	188	(275)
Derivative financial instruments	832	(1,877)	—

Total	19,251	(18,278)	6,183